Acquisition of Group of Assets - Additional Information (Detail) - Oney Bank LLC [Member] ₽ in Millions	May 31, 2021 RUB (₽)
Disclosure Of Acquisition Of Group Of Assets [Line Items]
Percentage of participation interests acquired	100.00%
Total cash consideration	₽ 615
Indefinite useful life license intangible assets recognized as of acquisition date	233
Cash and cash equivalents recognized as of acquisition date	375
Non-financial assets recognized on acquisition date	₽ 7